Net Loss Per Share - Schedule of Antidilutive Options not Included in Computation of Weighted Average Common Shares (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	4,946,403	4,536,952	4,946,403	4,536,952	4,488,878	311,877
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	2,119,598	1,698,900	2,119,598	1,698,900	1,661,750	252,850
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	10,390	10,390	10,390	10,390	10,390	10,390
Restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	0	77,662	0	77,662	30,000	48,637
Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	2,750,000	2,750,000	2,750,000	2,750,000	2,750,000	0
Employee Stock Purchase Program
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from computation of weighted average common shares	66,415	0	66,415	0	36,738	0